Earnings Per Share	12 Months Ended
Jun. 30, 2011
Earnings Per Share
Earnings Per Share

15. EARNINGS PER SHARE

Basic EPS is computed by dividing net earnings (the numerator) by the weighted average number of Common Shares outstanding during each period (the denominator). Diluted EPS is similar to the computation for Basic EPS, except that the denominator is increased by the dilutive effect of vested and unvested stock options, restricted shares and restricted share units computed using the treasury stock method. The total number of Common Shares issued, less the Common Shares held in treasury, is used to determine the Common Shares outstanding.

The following table reconciles the number of Common Shares used to compute Basic EPS and Diluted EPS for fiscal 2011, 2010 and 2009:

	Fiscal Year Ended June 30,
(in millions)	2011	2010	2009
Weighted-average Common Shares–basic	348.6	358.8	357.6
Effect of dilutive securities:
Employee stock options, restricted shares and restricted share units	3.9	2.6	3.9

Weighted-average Common Shares–diluted	352.5	361.4	361.5

The following table presents the number of potentially dilutive securities that were anti-dilutive for fiscal 2011, 2010 and 2009:

	Fiscal Year Ended June 30,
(in millions)	2011	2010	2009
Anti-dilutive securities	11.4	19.0	28.8